Offerings	Feb. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on September 2, 2025
Amount Registered | shares	139,600
Proposed Maximum Offering Price per Unit	19.14
Maximum Aggregate Offering Price	$ 2,671,944.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 369.00
Offering Note	(1) Represents 564,100 shares of common stock of the Company issuable pursuant to the Stock Option Inducement Awards granted on September 2, 2025, October 1, 2025, November 3, 2025, December 1, 2025, and January 2, 2026. Pursuant to Rule 416 of the Securities Act of 1933 (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement"), also includes additional shares of common stock of the Registrant in respect of the securities identified in the above table that may become issuable through the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions. (2) Estimated solely for calculating the registration fee, pursuant to paragraph (h)(1) of Rule 457 under the Securities Act. The proposed maximum offering price per share and maximum aggregate offering price are calculated using the exercise price for the Registrant's Common Stock subject to such inducement grants.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on October 1, 2025
Amount Registered | shares	147,650
Proposed Maximum Offering Price per Unit	21.27
Maximum Aggregate Offering Price	$ 3,140,515.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 433.71
Offering Note	(1) Represents 564,100 shares of common stock of the Company issuable pursuant to the Stock Option Inducement Awards granted on September 2, 2025, October 1, 2025, November 3, 2025, December 1, 2025, and January 2, 2026. Pursuant to Rule 416 of the Securities Act of 1933 (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement"), also includes additional shares of common stock of the Registrant in respect of the securities identified in the above table that may become issuable through the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions. (2) Estimated solely for calculating the registration fee, pursuant to paragraph (h)(1) of Rule 457 under the Securities Act. The proposed maximum offering price per share and maximum aggregate offering price are calculated using the exercise price for the Registrant's Common Stock subject to such inducement grants.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on November 3, 2025
Amount Registered | shares	88,300
Proposed Maximum Offering Price per Unit	23.15
Maximum Aggregate Offering Price	$ 2,044,145.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 282.30
Offering Note	(1) Represents 564,100 shares of common stock of the Company issuable pursuant to the Stock Option Inducement Awards granted on September 2, 2025, October 1, 2025, November 3, 2025, December 1, 2025, and January 2, 2026. Pursuant to Rule 416 of the Securities Act of 1933 (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement"), also includes additional shares of common stock of the Registrant in respect of the securities identified in the above table that may become issuable through the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions. (2) Estimated solely for calculating the registration fee, pursuant to paragraph (h)(1) of Rule 457 under the Securities Act. The proposed maximum offering price per share and maximum aggregate offering price are calculated using the exercise price for the Registrant's Common Stock subject to such inducement grants.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on December 1, 2025
Amount Registered | shares	171,900
Proposed Maximum Offering Price per Unit	31.45
Maximum Aggregate Offering Price	$ 5,406,255.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 746.60
Offering Note	(1) Represents 564,100 shares of common stock of the Company issuable pursuant to the Stock Option Inducement Awards granted on September 2, 2025, October 1, 2025, November 3, 2025, December 1, 2025, and January 2, 2026. Pursuant to Rule 416 of the Securities Act of 1933 (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement"), also includes additional shares of common stock of the Registrant in respect of the securities identified in the above table that may become issuable through the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions. (2) Estimated solely for calculating the registration fee, pursuant to paragraph (h)(1) of Rule 457 under the Securities Act. The proposed maximum offering price per share and maximum aggregate offering price are calculated using the exercise price for the Registrant's Common Stock subject to such inducement grants.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share, to be issued pursuant to a Stock Option Inducement Award granted on January 2, 2026
Amount Registered | shares	16,650
Proposed Maximum Offering Price per Unit	30.68
Maximum Aggregate Offering Price	$ 510,822.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 70.54
Offering Note	(1) Represents 564,100 shares of common stock of the Company issuable pursuant to the Stock Option Inducement Awards granted on September 2, 2025, October 1, 2025, November 3, 2025, December 1, 2025, and January 2, 2026. Pursuant to Rule 416 of the Securities Act of 1933 (the "Securities Act"), this Registration Statement on Form S-8 (this "Registration Statement"), also includes additional shares of common stock of the Registrant in respect of the securities identified in the above table that may become issuable through the Stock Option Inducement Awards as a result of any stock dividend, stock split, recapitalization or other similar transactions. (2) Estimated solely for calculating the registration fee, pursuant to paragraph (h)(1) of Rule 457 under the Securities Act. The proposed maximum offering price per share and maximum aggregate offering price are calculated using the exercise price for the Registrant's Common Stock subject to such inducement grants.